Oil and Gas Property Disclosure: Schedule of Productive Wells (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Productive Wells
	2016 $	2015 $

Opening balance	90,318	--
Add: Acquisition costs	--	90,318
Add: Asset retirement obligation	3,910	--
Less: amortization	(18,871)	--
Foreign exchange	3,030	--
	78,387	90,318